Consolidated Balance Sheet - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Assets
Cash and Cash Equivalents		$ 76,460	$ 65,098
Interest Bearing Deposits with Banks		3,339	3,640
Securities (Note 2)
Trading		183,264	168,926
Fair value through profit or loss		20,103	19,064
Fair value through other comprehensive income	[1]	100,257	93,702
Debt securities at amortized cost	[2]	107,444	115,188
Securities, net		411,068	396,880
Securities Borrowed or Purchased Under Resale Agreements		110,632	110,907
Loans (Note 3)
Residential mortgages		194,293	191,080
Consumer instalment and other personal		93,056	92,687
Credit cards		13,520	13,612
Business and government		392,637	384,993
Loans gross of allowance for loan losses		693,506	682,372
Allowance for credit losses (Note 3)		(4,792)	(4,356)
Loans,net		688,714	678,016
Other Assets
Derivative instruments		52,513	47,253
Customers' liability under acceptances		521	359
Premises and equipment		6,312	6,249
Goodwill		17,485	16,774
Intangible assets		5,002	4,925
Current tax assets		2,105	2,219
Deferred tax assets		2,916	3,024
Receivable from brokers, dealers and clients		38,057	31,916
Other		52,969	42,387
Other assets		177,880	155,106
Total Assets		1,468,093	1,409,647
Liabilities and Equity
Deposits (Note 4)		996,832	982,440
Other Liabilities
Derivative instruments		66,353	58,303
Acceptances		521	359
Securities sold but not yet purchased		44,047	35,030
Securities lent or sold under repurchase agreements		122,585	110,791
Securitization and structured entities' liabilities		46,794	40,164
Payable to brokers, dealers and clients		41,284	34,407
Insurance-related liabilities (Note 5)		19,541	18,770
Other		33,982	36,720
Other liabilities		375,107	334,544
Subordinated Debt		8,554	8,377
Total Liabilities		1,380,493	1,325,361
Equity
Contributed surplus		363	354
Retained earnings		47,243	46,469
Accumulated other comprehensive income		8,243	5,419
Total shareholders' equity		87,559	84,250
Non-controlling interest in subsidiaries (Note 6)		41	36
Total Equity		87,600	84,286
Total Liabilities and Equity		1,468,093	1,409,647
Preferred shares and other equity instruments (Note 6) [member]
Equity
Issued capital		7,787	8,087
Total Equity		7,787	8,087
Common shares (Note 6) [member]
Equity
Issued capital		23,923	23,921
Total Equity		$ 23,923	$ 23,921

[1]	Amounts are net of ACL of $4 million ($4 million as at October 31, 2024).
[2]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).